SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
SUBSEQUENT EVENTS
13. SUBSEQUENT EVENTS

13. SUBSEQUENT EVENTS

On July 22, 2021 the Company held its 2021 Annual Meeting of Stockholders. At this meeting the following proposals were approved: (1) the election of the director-nominees (the “Directors”) of the Company’s board of directors (the “Board”); (2) the ratification of the appointment of UHY LLP as the Company’s independent registered public accounting firm; (3) an amendment to the Restated Certificate of Incorporation, as amended (the “Certificate of Incorporation”), to enable a potential reverse split of the issued and outstanding shares of Common Stock at a ratio of up to 1-for-20, with such ratio to be determined at the sole discretion of the Board and with such reverse split to be effected at such time and date on or before December 31, 2021, if at all, as determined by the Board in its sole discretion (the “Reverse Split Proposal”); (4) the adoption of an amendment to the Certificate of Incorporation, to, among other things, decrease the Company’s authorized common stock from 3,000,000,000 shares to 500,000,000 shares (the “Charter Proposal”); (5) the adoption of an amendment to the Company’s Certificate of Designation of the Series F preferred stock to increase the number of authorized shares from 1,500 to 4,000 with such increase to be determined at the sole discretion of the Board and with such increase to be effected at such time and date on or before December 31, 2021, if at all, as determined by the Board in its sole discretion (the “Series F Increase”); (6) the approval, on an advisory basis, of the compensation of our named executive officers (“Compensation of Executive Officers”); and (7) approval of the frequency of conducting future stockholder advisory votes on the compensation of named executive officers, the options being one year, two years or three years (“Frequency Proposal”).

14. SUBSEQUENT EVENTS

GPB

On January 8, 2021, the Company made the final payment of $750,000 out of the total $1,500,000 as required by this exchange agreement with GPB Debt Holdings II LLC (“GPB”). Based on this final payment, the Company agreed to issue 2,236 shares of Series F Preferred Stock in accordance with the terms of the agreement (see footnote 11: Convertible Debt).

GHS

On January 29, 2021, the Company paid GHS $40,000 per the agreement to reduce the outstanding debt.

Series F Convertible Preferred Stock

During January and February 2021, the Company entered into a Purchase Agreement with the Series F Investors (the “Series F Purchase Agreement”). In total, for $1,944,000 the Company agreed to issue 1,944 shares of Series F Preferred Stock. Each Series F Preferred Stock is convertible into 4,000 shares of common stock. The Series F Preferred Stock will have cumulative dividends at the rate per share of 6% per annum. The Stated Value and liquidation preference on the Series F Preferred Stock is $1,944. The Company does not have the authorized shares of Series F Preferred Stock necessary at this time. To increase the authorized shares of Series F Preferred Stock, the Company needs approval from both the Company’s shareholders and Series F Preferred Stock shareholders. The Company intends to seek both.

On February 19, 2021, the Company exchanged $100,000 and $85,000 of long-term debt for Dr. Cartwright and Dr. Faupel in exchange for 100 and 85 shares of Series F Preferred Stock, respectively.

Each share of Series F Preferred is convertible, at any time for a period of 5 years after issuance, into that number of shares of Common Stock, determined by dividing the Stated Value by $0.25, subject to certain adjustments set forth in the Series F Certificate of Designation (the “Series F Conversion Price”). The conversion of Series F Preferred is subject to a 4.99% beneficial ownership limitation, which may be increased to 9.99% at the election of the holder of the Series F Preferred. If the average of the VWAPs (as defined in the Series F Certificate of Designation) for any consecutive 5 trading day period (“Measurement Period”) exceeds 200% of the then Series F Conversion Price and the average daily trading volume of the Common Stock on the primary trading market exceeds 1,000 shares per trading day during the Measurement Period (subject to adjustments), the Company may redeem the then outstanding Series F Preferred, for cash in an amount equal to aggregate Stated Value then outstanding plus accrued but unpaid dividends.

Powerup (Series G Callable Preferred Stock)

During January 2021, the Company finalized an investment by Power Up Lending Group Ltd. Power Up invested $78,500, net to the Company is $75,000, for 91,000 shares of Series G Preferred Stock with additional tranches of financing up to $925,000 in the aggregate over the terms of the Series G Preferred Stock. Series G will be non-voting on any matters requiring shareholder vote. The Series G Preferred Stock will have cumulative dividends at the rate per share of 8% per annum. At any time during the period indicated below, after the date of the issuance of shares of Series G Preferred Stock, the Company will have the right, at the Company’s option, to redeem all of the shares of Series G Preferred Stock by paying an amount equal to: (i) the number of shares of Series G Preferred Stock multiplied by the Stated Value (including accrued dividends); (ii) multiplied by the corresponding percentage as follows: Day 1-60, 105%; Day 61-90, 110%; Day 91-120, 115%; and Day 121-180, 122%. After the expiration of the 180 days following the issuance date, except for mandatory redemption, the Company shall have no right to redeem the Series G Preferred Stock. Mandatory redemption occurs within 24 months. In addition, if the Company does not redeem the Series G Preferred Stock then Power Up will have the option to convert to common stock shares. The variable conversion price will be the value equal to a discount of 19% off of the trading price; which is calculated as the average of the three lowest closing bid prices over the last fifteen trading days. The conversion of Series G Preferred is subject to a 4.99% beneficial ownership limitation, which may be increased to 9.99% at the election of the holder of the Series G Preferred.

During February 2021, the Company finalized an investment by Power Up Lending Group Ltd. Power Up invested $53,500, net to the Company is $50,000, for 62,000 shares of Series G Preferred Stock with additional tranches of financing up to $925,000 in the aggregate over the terms of the Series G Preferred Stock. Series G will be non-voting on any matters requiring shareholder vote. The Series G Preferred Stock will have cumulative dividends at the rate per share of 8% per annum. At any time during the period indicated below, after the date of the issuance of shares of Series G Preferred Stock, the Company will have the right, at the Company’s option, to redeem all of the shares of Series G Preferred Stock by paying an amount equal to: (i) the number of shares of Series G Preferred Stock multiplied by the Stated Value (including accrued dividends); (ii) multiplied by the corresponding percentage as follows: Day 1-60, 105%; Day 61-90, 110%; Day 91-120, 115%; and Day 121-180, 122%. After the expiration of the 180 days following the issuance date, except for mandatory redemption, the Company shall have no right to redeem the Series G Preferred Stock. Mandatory redemption occurs within 24 months. In addition, if the Company does not redeem the Series G Preferred Stock then Power Up will have the option to convert to common stock shares. The variable conversion price will be the value equal to a discount of 19% off of the trading price; which is calculated as the average of the three lowest closing bid prices over the last fifteen trading days. The conversion of Series G Preferred is subject to a 4.99% beneficial ownership limitation, which may be increased to 9.99% at the election of the holder of the Series G Preferred.

Other matters

On February 19, 2021, the Company entered into a new promissory note replacing the original note from September 4, 2018, with Mark Faupel and Gene Cartwright. For Dr. Cartwright the principal amount on the new note was $267,085, matures on February 18, 2023, and will accrue interest at a rate of 6%. For Dr. Faupel the principal amount on the new note was $153,178, matures on February 18, 2023, and will accrue interest at a rate of 6%.

On February 22, 2021, the Company based on a past agreement with Mr. Blumberg, was required to issuance 1,250,000 2-year warrants with an exercise price of $0.25, when the 30-day vwap reached $0.50.

On March 2, 2021, the Company agreed to pay a fee to Aspen Capital Corporation for investor relations. Aspen would receive a fee of $49,000, payable in cash of $24,500 and 98,000 common stock shares. In addition, they would receive 196,000 three year warrants to purchase common stock shares at an exercise price of $0.25 and expiring on March 4, 2024.

On March 10, 2021, the Company entered into a consulting agreement with Richard Blumberg. The consulting agreement requires Mr. Blumberg to provide $350,000 to the Company and additional consulting services in exchange for the following: (1) 900,000 3-year warrants with an exercise price of $0.30 and 400,000 common stock shares; (2) 900,000 3-year warrants with an exercise price of $0.40 and 400,000 common stock shares; (3) 900,000 3-year warrants with an exercise price of $0.50 and 400,000 common stock shares; and (4) 900,000 3-year warrants with an exercise price of $0.60 and 400,000 common stock shares. Based on this agreement the Company will record compensation expense of $3,144,400. In addition, $88,000 in accrued consulting fees for Mr. Blumberg will be converted into 88 series F Preferred Stock shares.

On March 22, 2021, the Company entered into an exchange agreement with Richard Fowler. As of December 31, 2020, the Company owed Mr. Fowler $546,214 ($412,624 in deferred salary and $133,590 in accrued interest). The Company will exchange the amount owed of $546,214 for 20 Series F Preferred Shares (convertible into 200,000 common stock shares), a $150,000 unsecured note and Mr. Fowler will remain on our health insurance plan. The unsecured note of $150,000 will have a four year term, with monthly payments scheduled to begin on March 15, 2022, and then monthly on the 15th thereafter, in the amount of $3,600 and accruing interest at a rate of 6%. The unsecured note will be in default on the 20th of the month. The amount forgiven by Mr. Fowler was $346,214. In addition, the Company will reimburse Mr. Fowler for $4,325 of accrued expenses. The Company will also begin repaying two outstanding notes totaling $45,118 in principal and interest on April 15, 2021. The notes will be combined into one note with a payment of $3,850 per month and have an interest rate of 6%, if the notes go into default the interest will be 18%.